Mainland China Contribution Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
Employee benefits of mainland china contribution plan	$ 1,609,711	$ 2,554,561	$ 3,660,438